Note 13 - Reportable Business Segments - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2018
Statement Line Items [Line Items]
Sales	$ 966,653	$ 912,203	$ 2,799,953	$ 2,611,836
Non-current assets	513,889		513,889		$ 420,819
CANADA
Statement Line Items [Line Items]
Sales	110,853	115,966	283,521	276,658
Non-current assets	271,375		271,375		201,985
UNITED STATES
Statement Line Items [Line Items]
Sales	623,351	580,238	1,957,508	1,852,542
Non-current assets	227,212		227,212		207,147
International [member]
Statement Line Items [Line Items]
Sales	232,449	$ 215,999	558,924	$ 482,636
Non-current assets	$ 15,302		$ 15,302		$ 11,687